CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2019	Dec. 31, 2018 [1]
Current assets
Current assets	€ 36,519	€ 37,936
Cash and cash equivalents	8,482	7,402
Financial assets	10,177	12,905
Trade receivables, net	4,857	6,030
Inventories	11,156	10,064
Income tax receivables	37	13
Other assets	1,810	1,522
Non-current assets
Non-current assets	35,371	31,416
Financial assets	1,632	2,234
Intangible assets	1,404	1,420
Property, plant and equipment, net	32,255	27,675
Investments in joint venture	32	33
Other assets	48	54
Total assets	71,890	69,352
Current liabilities
Current liabilities	6,732	6,302
Trade payables	2,507	2,945
Contract liabilities	1,027	817
Financial liabilities	1,377	850
Other liabilities and provisions	1,821	1,690
Non-current liabilities
Non-current liabilities	20,780	16,575
Deferred tax liabilities	63	76
Financial liabilities	20,539	16,321
Other liabilities and provisions	178	178
Equity
Equity	44,378	46,475
Subscribed capital	4,836	4,836
Capital reserves	87,572	86,803
Accumulated deficit	(49,184)	(46,400)
Accumulated other comprehensive income	907	1,201
Equity attributable to the owners of the company	44,131	46,440
Non-controlling interest	247	35
Total equity and liabilities	€ 71,890	€ 69,352

[1]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.